Income Taxes (Narrative) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Income Taxes [Line Items]
Approximate effective statutory rate of corporate income tax			30.60%	31.50%	33.90%
Federal corporate income tax rate		35.00%
Approximate undistributed earnings of foreign subsidiaries	¥ 38,358		¥ 38,358	¥ 28,338
Operating loss carryforwards	506,650		506,650
Tax credit carryforwards	37,096		37,096
Total amounts of unrecognized tax benefits that, if recognized, would affect the effective tax rate	6,518		6,518	¥ 1,443	¥ 1,065
Maximum [Member]
Income Taxes [Line Items]
Reasonably possible decrease in unrecognized tax benefits	¥ 4,000		¥ 4,000
2015 Tax Reform, Enacted on Mar. 31, 2015 [Member]
Income Taxes [Line Items]
Limitation in percentage of annual taxable income on the use of net operating loss carryforwards under the Tax Reform enacted				50.00%	65.00%
Net operating loss carryforward period in years				10 years
2016 Tax Reform, Enacted on Mar. 29, 2016 [Member]
Income Taxes [Line Items]
Approximate effective statutory rate of corporate income tax				31.50%
Limitation in percentage of annual taxable income on the use of net operating loss carryforwards under the Tax Reform enacted			55.00%	60.00%
Decrease in the net operating loss carryforward period in years			1 year
Net operating loss carryforward period in years			9 years
Change in income tax expense (benefit) resulting from change in tax laws					¥ (50,081)
Revisions to Local Tax Law Promulgated by Tokyo Metropolitan Government Bureau of Taxation [Member]
Income Taxes [Line Items]
Approximate effective statutory rate of corporate income tax			30.60%
Change in income tax expense (benefit) resulting from change in tax laws				¥ (26,820)
Due to Decline in Estimated Future Taxable Income of Certain Subsidiary [Member]
Income Taxes [Line Items]
Addition (release) of valuation allowance				¥ 60,208
Due to Commencement of Certain Subsidiary's Application of Consolidated Corporate-Tax System [Member]
Income Taxes [Line Items]
Addition (release) of valuation allowance			¥ 53,360
Requirements of Japanese Tax Law for Domestic Company to Exclude from Taxable Income Dividend Received from Foreign Company [Member]
Income Taxes [Line Items]
Percentage of dividend that can be excluded from the taxable income			95.00%
Percentage of taxable dividends over the amount received from certain foreign subsidiaries			5.00%
Requirements of Japanese Tax Law for Domestic Company to Exclude from Taxable Income Dividend Received from Foreign Company [Member] | Minimum [Member]
Income Taxes [Line Items]
Percentage of outstanding shares held in a foreign company who declared a dividend			25.00%
Continuous holding period on the date the dividend is declared by a foreign company			6 months
Tax Cuts & Jobs Act [Member]
Income Taxes [Line Items]
Change in income tax expense (benefit) resulting from change in tax laws			¥ 10,395
Federal corporate income tax rate	21.00%